Common Stock - Shares Reserved for Future Issuance (Detail)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Exercise of common stock warrants	250,646	250,646	250,646	252,308
Common stock options outstanding	3,174,470	3,098,573	2,336,314	27,230
Common stock options available for future grant	552,067
Total common shares reserved for future issuance	3,977,183